CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Total	In associates	Musical Label Partners	Share Capital	Additional Paid-In Capital	Additional Paid-In Capital In associates	Additional Paid-In Capital Musical Label Partners	Shares Held for Share Award Schemes	Treasury shares [member]	Other Reserves	Other Reserves In associates	(Accumulated Deficits)/ Retained Earnings	Total Attributable to Equity Holders of the Company	Total Attributable to Equity Holders of the Company In associates	Total Attributable to Equity Holders of the Company Musical Label Partners	Non-Controlling Interests	Non-Controlling Interests In associates
Beginning balance at Dec. 31, 2017	¥ 26,148			¥ 2	¥ 23,915					¥ 997		¥ 1,227	¥ 26,141			¥ 7
Comprehensive Income
Profit for the year	1,832											1,833	1,833			(1)
Fair value changes on financial assets at fair value through other comprehensive income	(675)									(675)			(675)
Currency translation differences	552									552			552
Total comprehensive income for the year	1,709									(123)		1,833	1,710			(1)
Issuance of ordinary shares	2,433	¥ 241	¥ 2,905		2,433	¥ 1,027	¥ 2,905				¥ (827)		2,433	¥ 200	¥ 2,905		¥ 41
Issuance of ordinary shares upon initial public offering	3,496				3,496								3,496
Share-based compensation—value of employee services										840
Share-based compensation—value of employee services and business cooperation arrangements	840									840			840
Additional investment in a non-wholly owned subsidiary										(4)			(4)			4
Appropriations to statutory reserves										20		(20)
Total transactions with equity holders at their capacity as equity holders for the year	9,915				9,861					29		(20)	9,870			45
Ending balance at Dec. 31, 2018	37,772			2	33,776					903		3,040	37,721			51
Comprehensive Income
Profit for the year	3,977											3,982	3,982			(5)
Fair value changes on financial assets at fair value through other comprehensive income	1,031									1,031			1,031
Share of other comprehensive losses of an associate	(1)									(1)			(1)
Currency translation differences	261									261			261
Total comprehensive income for the year	5,268									1,291		3,982	5,273			(5)
Issuance of ordinary shares	12				12								12
Exercise of share options/ Restricted share units("RSUs")	172				637					(465)			172
Non-controlling interests arising from business combination	48															48
Share-based compensation—value of employee services	519									519			519
Shares held for share award schemes	(31)							¥ (31)					(31)
Additional investment in a non-wholly owned subsidiary	(84)									(76)			(76)			(8)
Capital contribution by non-controlling interests	2															2
Appropriations to statutory reserves										15		(15)
Total transactions with equity holders at their capacity as equity holders for the year	638				649			(31)		(7)		(15)	596			42
Ending balance at Dec. 31, 2019	43,678			2	34,425			(31)		2,187		7,007	43,590			88
Comprehensive Income
Profit for the year	4,176											4,155	4,155			21
Fair value changes on financial assets at fair value through other comprehensive income	5,219									5,219			5,219
Share of other comprehensive losses of an associate	(9)									(9)			(9)
Currency translation differences	(1,286)									(1,286)			(1,286)
Total comprehensive income for the year	8,100									3,924		4,155	8,079			21
Exercise of share options/ Restricted share units("RSUs")	190				619					(429)			190
Non-controlling interests arising from business combination	367															367
Share-based compensation—value of employee services	569									569			569
Shares held for share award schemes	(47)							(47)					(47)
Repurchase Of Shares	(134)								¥ (134)				(134)
Additional investment in a non-wholly owned subsidiary	(2)									(2)			(2)
Disposal of a subsidiary	10															10
Appropriations to statutory reserves										51		(51)
Total transactions with equity holders at their capacity as equity holders for the year	953				619			(47)	(134)	189		(51)	576			377
Ending balance at Dec. 31, 2020	¥ 52,731			¥ 2	¥ 35,044			¥ (78)	¥ (134)	¥ 6,300		¥ 11,111	¥ 52,245			¥ 486